Offerings - Offering: 1	Jul. 31, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	31.23
Maximum Aggregate Offering Price	$ 124,920,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 18,438.19
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Option Care Health, Inc. Amended and Restated 2018 Equity Incentive Plan (as amended and restated, the "Amended and Restated Plan") by reason of any stock split, stock dividend or other similar transaction effected without the receipt of consideration which results in an increase in the number of shares of outstanding Common Stock. (2) Represents shares of Common Stock registered pursuant to the Amended and Restated Plan. (3) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share is calculated on the basis of $31.23, the average of the high and low price of the Common Stock on July 26, 2024, as reported on the Nasdaq Global Select Market, which is within five business days prior to filing this Registration Statement.